Note 15 - Stock Options and Stock-based Employee Compensation - Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average expected volatility	95.00%	93.00%
Weighted average expected term (Year)	6 years 219 days	7 years
Weighted average risk-free interest rate	2.60%	2.70%
Expected dividends